Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Mar. 15, 2019	Jun. 30, 2018
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	CIZN
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Entity Central Index Key	0001075706
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,904,530
Entity Public Float			$ 104,737,263
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Small Business	false